Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
28.	REDEEMABLE NONCONTROLLING INTERESTS

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance as of January 1	—	—	—	—
Acquisition of Aipu Group (Note 4)	—	—	748,040	120,562
Current profit	—	—	17,816	2,872
Accretion of redeemable noncontrolling interests	—	—	7,850	1,265

Balance as of December 31	—	—	773,706	124,699